Supplement to the Fidelity® Variable Insurance Products Initial Class
April 30, 2001 Prospectus

The following information replaces similar information found under Footnote A under the heading "Operating Expenses" for VIP Index 500 in the "Fund Summary" section on page 18.

VIP Index 500	0.28%	4/18/97

The information replaces the third paragraph found under the heading "Principal Investment Strategies" for VIP Growth Portfolio in the "Fund Details" section on page 21.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The following information replaces the fifth and sixth paragraphs under the heading "Fund Management" in the "Fund Services" section on page 28.

BT serves as a sub-adviser and the custodian for VIP Index 500. Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser for the fund. The sub-adviser chooses VIP Index 500's investments and places orders to buy and sell the fund's investments.

BT and DAMI are both wholly-owned indirect subsidiaries of Deutsche Bank AG. As of January 31, 2001, BT had approximately $221.2 billion in discretionary assets under management and as of December 31, 2000, DAMI had approximately $17.6 billion in discretionary assets under management.

The following information replaces the biographical information for David Felman and Beso Sikharulidze found under the heading"Fund Management" in the "Fund Services" section on page 29.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

VIPIC-01-02 June 21, 2001
1.483793.112

Supplement to the Fidelity® Variable Insurance Products Service Class
April 30, 2001 Prospectus

The following information replaces the biographical information for David Felman and Beso Sikharulidze, respectively, found in the "Fund Management" section on page 29.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

|

VIPSC-01-02 June 21, 2001
1.483794.109

Supplement to the Fidelity® Variable Insurance Products Service Class 2
April 30, 2001 Prospectus

The following information replaces similar information found under the "Fund Management" section beginning on page 28.

For VIP Aggressive VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, and VIP Overseas, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The following information replaces the biographical information for David Felman and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 28.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

VIP2C-01-02 June 21, 2001
1.741913.103

Supplement to the Fidelity® Variable Insurance Products
Initial Class
April 30, 2001
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 27.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

VIPINDA-01-01 June 21, 2001
1.760098.100

Supplement to the Fidelity® Variable Insurance Products Service Class
April 30, 2001 Prospectus

The following information replaces the biographical information for David Felman and Beso Sikharulidze, respectively, found in the "Fund Management" section on page 25.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

VIPSNIM5-01-01 June 21, 2001
1.760097.100

Supplement to the Fidelity® Variable Insurance Products Service Class 2
April 30, 2001 Prospectus

The following information replaces the biographical information for David Felman and Beso Sikharulidze found in the "Fund Management" section beginning on page 24.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

VIP2NIM5-01-01 June 21, 2001
1.760096.100